Artisan Developing World Fund Investment Strategy - Artisan Developing World Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of securities that offers exposure to developing world economies. In pursuit of this goal, the team generally invests substantially in equity securities of issuers domiciled in or economically tied to countries the team considers to have characteristics typical of the developing world, including companies based in developed markets. The team believes a portfolio of companies with these characteristics will be well positioned to deliver attractive risk-adjusted returns over the long term.Under normal circumstances, the Fund invests substantially in equity securities of issuers domiciled in or economically tied to one or more markets in the developing world. The team generally considers developing world to include countries that are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging or frontier markets indices, or that are classified under a similar corresponding classification, by organizations such as the World Bank, United Nations, International Finance Corporation or the International Monetary Fund. For purposes of the Fund’s investments, a determination that an issuer is economically tied to one or more countries in the developing world is based on factors including, but not limited to: domicile or principal office location, sources of its revenues or customers, countries in which a product is used, and/or whether the issuer is indirectly exposed to the risks or economic fortunes of a developing market.The Fund may invest in US and non-US companies of all market capitalizations. The Fund may invest in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund‘s prospectus, but may be called different names by issuers).